GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Aerospace & Defense – 2.0%
15,194 General Electric Co. $ 4,919,210
12,001 L3Harris Technologies, Inc. 3,782,475
8,701,685
Banks – 7.9%
195,124 Bank of America Corp. 10,068,398
62,633 Citigroup, Inc. 7,885,495
57,382 JPMorgan Chase & Co. 17,175,007
35,128,900
Beverages – 1.7%
44,564 Coca-Cola Co. (The) 3,521,002
44,470 Coca-Cola Europacific Partners
PLC (United Kingdom) 4,032,984
7,553,986
Biotechnology – 0.6%
13,274 AbbVie, Inc. 2,890,015
Building Products – 1.3%
12,792 Trane Technologies PLC 5,773,030
Capital Markets – 6.1%
5,143 Blackrock, Inc. 5,384,104
27,684 Intercontinental Exchange, Inc. 4,093,079
53,228 KKR & Co., Inc. 5,106,694
46,398 Morgan Stanley 9,650,784
31,390 Nasdaq, Inc. 2,904,203
27,138,864
Chemicals – 2.1%
19,098 Linde PLC 9,504,884
Commercial Services & Supplies – 1.0%
22,773 Republic Services, Inc. 4,564,620
Communications Equipment – 2.5%
92,943 Cisco Systems, Inc. 11,192,196
Consumer Finance – 0.9%
22,342 Capital One Financial Corp. 4,198,732
Consumer Staples Distribution & Retail – 3.2%
4,275 Costco Wholesale Corp. 4,088,268
87,468 Walmart, Inc. 10,124,421
14,212,689
Containers & Packaging – 0.7%
87,804 International Paper Co. 2,938,800
Diversified Telecommunication Services – 1.4%
247,005 AT&T, Inc. 6,125,724
Electric Utilities – 2.3%
62,631 NextEra Energy, Inc. 5,449,523
61,231 Xcel Energy, Inc. 4,867,865
10,317,388
Electrical Equipment – 1.7%
18,910 Eaton Corp. PLC 7,575,346
Electronic Equipment, Instruments & Components – 0.9%
26,641 Amphenol Corp., Class A 3,963,115
Entertainment – 1.3%
58,075 Walt Disney Co. (The) 5,913,777
Shares Description Value
Common Stocks – (continued)
Financial Services – 1.2%
10,796 Mastercard, Inc., Class A $ 5,333,008
Ground Transportation – 1.5%
149,009 CSX Corp. 6,744,147
Health Care Equipment & Supplies – 1.0%
52,370 Abbott Laboratories 4,482,872
Health Care REITs – 0.6%
142,837 Healthpeak Properties, Inc. REIT 2,735,328
Hotels, Restaurants & Leisure – 2.2%
14,934 Hilton Worldwide Holdings, Inc. 4,893,275
49,934 Starbucks Corp. 4,951,455
9,844,730
Household Durables – 0.8%
37,379 Lennar Corp., Class A 3,355,887
Household Products – 2.0%
60,619 Procter & Gamble Co. (The) 8,702,464
Industrial Conglomerates – 2.7%
33,529 3M Co. 5,134,296
28,690 Honeywell International, Inc. 6,824,203
11,958,499
Industrial REITs – 1.1%
35,320 Prologis, Inc. REIT 5,067,360
Insurance – 1.5%
21,895 Marsh & McLennan Cos., Inc. 3,502,543
40,061 MetLife, Inc. 3,312,644
6,815,187
Interactive Media & Services – 3.2%
37,038 Alphabet, Inc., Class A 14,087,033
IT Services – 1.7%
25,369 International Business Machines
Corp. 7,554,888
Life Sciences Tools & Services – 2.1%
33,704 Agilent Technologies, Inc. 4,567,903
25,508 Danaher Corp. 4,659,546
9,227,449
Machinery – 2.9%
14,888 Caterpillar, Inc. 13,039,953
Media – 1.1%
67,864 New York Times Co. (The),
Class A 5,104,051
Metals & Mining – 1.2%
50,706 Rio Tinto PLC ADR (Australia) 5,394,611
Multi-Utilities – 2.7%
43,317 Ameren Corp. 4,676,936
50,910 CMS Energy Corp. 3,694,539
44,669 National Grid PLC ADR (United
Kingdom)
(a)
3,641,864
12,013,339
Office REITs – 0.4%
27,171 BXP, Inc. REIT 1,630,532
Oil, Gas & Consumable Fuels – 8.1%
56,068 ConocoPhillips 6,390,631

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
33,356 EOG Resources, Inc. $ 4,449,023
108,614 Exxon Mobil Corp. 15,777,270
29,957 Phillips 66 5,268,837
46,894 Shell PLC ADR 3,944,723
35,830,484
Pharmaceuticals – 7.6%
19,264 AstraZeneca PLC (United
Kingdom) 3,576,747
4,838 Eli Lilly & Co. 5,345,990
65,718 Johnson & Johnson 14,808,237
85,419 Merck & Co., Inc. 10,140,943
33,871,917
Residential REITs – 0.8%
18,745 AvalonBay Communities, Inc.
REIT 3,421,150
Retail REITs – 0.6%
37,508 Regency Centers Corp. REIT 2,901,244
Semiconductors & Semiconductor Equipment – 5.1%
19,682 Applied Materials, Inc. 8,858,081
12,212 Broadcom, Inc. 5,455,955
26,820 Texas Instruments, Inc. 8,198,338
22,512,374
Software – 0.7%
6,865 Microsoft Corp. 3,090,898
Specialty Retail – 2.0%
11,540 Home Depot, Inc. (The) 3,659,796
32,644 TJX Cos., Inc. (The) 5,051,659
8,711,455
Technology Hardware, Storage & Peripherals – 4.7%
33,283 Dell Technologies, Inc., Class C 14,009,148
155,854 Hewlett Packard Enterprise Co. 6,707,956
20,717,104
Trading Companies & Distributors – 1.3%
126,994 Fastenal Co. 5,613,135
Water Utilities – 0.5%
19,378 American Water Works Co., Inc. 2,388,726
Wireless Telecommunication Services – 0.9%
20,640 T-Mobile US, Inc. 3,870,619
TOTAL COMMON STOCKS
(Cost $299,077,657)
443,714,195
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
1,110 3.683% 1,110
(Cost $1,110)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $299,078,767)
443,715,305
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,752,885 3.532% $ 3,752,885
(Cost $3,752,885)
TOTAL INVESTMENTS – 100.6%
(Cost $302,831,652)
$ 447,468,190
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(2,629,635)
NET ASSETS – 100.0%
$ 444,838,555
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.2%
Aerospace & Defense – 2.1%
20,249 L3Harris Technologies, Inc. $ 6,382,080
17,984 RTX Corp. 3,231,005
9,613,085
Banks – 7.2%
197,580 Bank of America Corp. 10,195,128
36,282 Citigroup, Inc. 4,567,904
60,432 JPMorgan Chase & Co. 18,087,902
32,850,934
Beverages – 1.3%
76,969 Coca-Cola Co. (The) 6,081,321
Biotechnology – 0.5%
1,395 Argenx SE ADR (Netherlands)* 1,166,206
2,282 Madrigal Pharmaceuticals, Inc.* 1,134,770
2,300,976
Broadline Retail – 3.4%
57,863 Amazon.com, Inc.* 15,660,042
Capital Markets – 3.5%
32,883 Intercontinental Exchange, Inc. 4,861,751
32,239 KKR & Co., Inc. 3,093,010
39,720 Morgan Stanley 8,261,760
16,216,521
Chemicals – 2.0%
35,802 Celanese Corp. 1,902,160
15,953 Sherwin-Williams Co. (The) 4,847,160
28,669 Solstice Advanced Materials, Inc. 2,414,790
9,164,110
Communications Equipment – 1.1%
32,049 Arista Networks, Inc.* 5,110,854
Construction Materials – 1.4%
11,294 Martin Marietta Materials, Inc. 6,569,042
Consumer Finance – 1.4%
33,148 Capital One Financial Corp. 6,229,504
Consumer Staples Distribution & Retail – 3.7%
6,464 Casey's General Stores, Inc. 4,958,793
104,389 Walmart, Inc. 12,083,027
17,041,820
Containers & Packaging – 1.2%
165,438 International Paper Co. 5,537,210
Electric Utilities – 2.8%
81,442 NextEra Energy, Inc. 7,086,269
168,070 PPL Corp. 5,947,997
13,034,266
Electrical Equipment – 3.7%
23,137 Eaton Corp. PLC 9,268,682
17,171 Rockwell Automation, Inc. 7,745,151
17,013,833
Electronic Equipment, Instruments & Components – 1.8%
14,931 Coherent Corp.* 5,397,108
7,948 Jabil, Inc. 2,897,523
8,294,631
Shares Description Value
Common Stocks – (continued)
Financial Services – 3.2%
30,734 Berkshire Hathaway, Inc., Class
B* $ 14,582,668
Ground Transportation – 2.5%
116,223 CSX Corp. 5,260,253
28,233 Old Dominion Freight Line, Inc. 6,356,660
11,616,913
Health Care Equipment & Supplies – 1.9%
69,541 Abbott Laboratories 5,952,710
59,484 Boston Scientific Corp.* 2,873,672
8,826,382
Health Care Providers & Services – 0.6%
14,909 Cardinal Health, Inc. 2,934,091
Hotels, Restaurants & Leisure – 1.5%
66,787 Starbucks Corp. 6,622,599
Household Products – 2.4%
75,362 Procter & Gamble Co. (The) 10,818,969
Industrial Conglomerates – 3.6%
48,090 3M Co. 7,364,022
38,291 Honeywell International, Inc. 9,107,897
16,471,919
Industrial REITs – 1.7%
55,318 Prologis, Inc. REIT 7,936,473
Insurance – 3.2%
46,352 Marsh & McLennan Cos., Inc. 7,414,930
23,963 Travelers Cos., Inc. (The) 6,994,560
14,409,490
Interactive Media & Services – 6.9%
71,932 Alphabet, Inc., Class A 27,358,617
6,438 Meta Platforms, Inc., Class A 4,072,099
31,430,716
Life Sciences Tools & Services – 2.2%
20,040 Thermo Fisher Scientific, Inc. 9,869,900
Machinery – 2.3%
12,038 Caterpillar, Inc. 10,543,723
Multi-Utilities – 1.3%
54,156 Ameren Corp. 5,847,223
Oil, Gas & Consumable Fuels – 5.5%
50,325 Chevron Corp. 9,182,299
62,013 ConocoPhillips 7,068,242
16,855 DT Midstream, Inc. 2,359,363
69,518 Expand Energy Corp. 6,463,784
25,073,688
Passenger Airlines – 1.1%
44,591 United Airlines Holdings, Inc.* 5,119,047
Pharmaceuticals – 5.4%
62,086 Johnson & Johnson 13,989,838
91,697 Merck & Co., Inc. 10,886,268
24,876,106
Residential REITs – 1.2%
30,433 AvalonBay Communities, Inc.
REIT 5,554,327

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 11.2%
21,435 Advanced Micro Devices, Inc.* $ 11,062,604
20,506 Applied Materials, Inc. 9,228,930
38,061 Marvell Technology, Inc. 7,802,505
23,926 Micron Technology, Inc. 23,232,146
51,326,185
Specialty Retail – 2.7%
18,964 Home Depot, Inc. (The) 6,014,243
39,897 TJX Cos., Inc. (The) 6,174,061
12,188,304
Wireless Telecommunication Services – 1.7%
40,476 T-Mobile US, Inc. 7,590,464
TOTAL COMMON STOCKS
(Cost $336,775,118)
454,357,336
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
2,503,832 3.683% 2,503,832
(Cost $2,503,832)
TOTAL INVESTMENTS – 99.7%
(Cost $339,278,950)
$ 456,861,168
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,428,941
NET ASSETS – 100.0%
$ 458,290,109
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.5%
Aerospace & Defense – 3.1%
74,255 L3Harris Technologies, Inc. $ 23,403,691
34,507 Woodward, Inc. 12,078,485
35,482,176
Automobile Components – 0.7%
120,272 Aptiv PLC* 8,171,280
Banks – 5.3%
435,348 Fifth Third Bancorp 21,736,926
387,822 Flagstar Bank NA 5,452,777
545,933 Huntington Bancshares, Inc. 8,931,464
64,437 PNC Financial Services Group,
Inc. (The) 14,248,309
67,577 Wintrust Financial Corp. 10,152,093
60,521,569
Beverages – 2.4%
293,490 Coca-Cola Europacific Partners
PLC (United Kingdom) 26,616,608
Biotechnology – 0.4%
62,666 Cytokinetics, Inc.* 4,810,242
Broadline Retail – 1.5%
155,449 eBay, Inc. 16,985,912
Building Products – 0.6%
88,208 Builders FirstSource , Inc.* 6,726,742
Capital Markets – 4.9%
109,541 Bank of New York Mellon Corp.
(The) 15,273,302
130,335 Intercontinental Exchange, Inc. 19,270,030
150,868 Invesco Ltd. 4,293,703
60,273 LPL Financial Holdings, Inc. 16,500,939
55,337,974
Chemicals – 1.6%
119,631 Celanese Corp. 6,355,995
136,337 Solstice Advanced Materials, Inc. 11,483,666
17,839,661
Communications Equipment – 1.8%
9,325 Lumentum Holdings, Inc.* 7,972,502
29,881 Motorola Solutions, Inc. 12,050,410
20,022,912
Construction Materials – 3.5%
529,309 James Hardie Industries PLC* 12,322,314
46,924 Martin Marietta Materials, Inc. 27,292,875
39,615,189
Consumer Finance – 1.2%
188,808 Synchrony Financial 13,488,443
Consumer Staples Distribution & Retail – 2.8%
105,751 Kroger Co. (The) 6,572,425
255,465 Performance Food Group Co.* 25,084,108
31,656,533
Containers & Packaging – 0.7%
240,880 International Paper Co. 8,062,254
Electric Utilities – 2.1%
46,911 NRG Energy, Inc. 6,289,827
Shares Description Value
Common Stocks – (continued)
Electric Utilities – (continued)
1,044,852 PG&E Corp. $ 17,072,882
23,362,709
Electrical Equipment – 2.5%
63,919 Rockwell Automation, Inc. 28,831,304
Electronic Equipment, Instruments & Components – 6.1%
59,456 Coherent Corp.* 21,491,560
504,137 Ingram Micro Holding Corp. 14,241,870
29,348 Jabil, Inc. 10,699,107
1,235,453 Mirion Technologies, Inc.* 22,584,081
69,016,618
Energy Equipment & Services – 0.9%
154,837 Baker Hughes Co. 9,890,988
Entertainment – 1.2%
79,226 Live Nation Entertainment, Inc.* 13,342,451
Financial Services – 1.7%
274,713 Equitable Holdings, Inc. 11,359,383
101,860 Global Payments, Inc. 7,691,449
19,050,832
Gas Utilities – 0.8%
56,635 Atmos Energy Corp. 9,578,678
Ground Transportation – 2.7%
98,244 Old Dominion Freight Line, Inc. 22,119,637
17,823 Saia, Inc.* 8,419,050
30,538,687
Health Care Equipment & Supplies – 1.5%
107,524 Boston Scientific Corp.* 5,194,484
83,739 Dexcom, Inc.* 6,174,914
69,291 Edwards Lifesciences Corp.* 5,991,593
17,360,991
Health Care Providers & Services – 2.6%
58,344 Cencora , Inc. 15,715,540
71,901 Quest Diagnostics, Inc. 14,013,505
29,729,045
Hotels, Restaurants & Leisure – 0.8%
116,929 Wyndham Hotels & Resorts, Inc. 9,384,722
Industrial REITs – 0.7%
42,219 EastGroup Properties, Inc. REIT 8,524,438
Insurance – 2.0%
84,101 American Financial Group, Inc. 10,916,310
139,485 Unum Group 11,609,336
22,525,646
Life Sciences Tools & Services – 2.4%
142,113 Agilent Technologies, Inc. 19,260,575
6,228 Mettler-Toledo International,
Inc.* 7,352,652
26,613,227
Machinery – 4.0%
133,860 Ingersoll Rand, Inc. 9,589,730
103,687 ITT, Inc. 20,218,965
59,196 Lincoln Electric Holdings, Inc. 15,301,574
45,110,269

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Media – 0.8%
128,209 Omnicom Group, Inc. $ 9,322,076
Metals & Mining – 1.1%
49,530 Steel Dynamics, Inc. 12,885,229
Multi-Utilities – 4.3%
117,884 Ameren Corp. 12,727,935
216,835 CMS Energy Corp. 15,735,716
187,787 Consolidated Edison, Inc. 19,835,941
48,299,592
Oil, Gas & Consumable Fuels – 5.3%
200,662 BKV Corp. (Thailand)* 5,325,569
78,536 Cheniere Energy, Inc. 17,659,605
27,378 EOG Resources, Inc. 3,651,678
101,526 Expand Energy Corp. 9,439,888
392,480 Permian Resources Corp., Class
A 7,547,390
60,091 Phillips 66 10,568,805
23,925 Targa Resources Corp. 6,102,550
60,295,485
Passenger Airlines – 1.7%
168,842 United Airlines Holdings, Inc.* 19,383,062
Pharmaceuticals – 2.3%
465,228 Royalty Pharma PLC, Class A 25,941,113
Real Estate Management & Development – 0.5%
41,074 CBRE Group, Inc., Class A* 5,135,893
Residential REITs – 1.1%
97,320 Mid-America Apartment
Communities, Inc. REIT 12,561,092
Semiconductors & Semiconductor Equipment – 2.8%
98,546 Marvell Technology, Inc. 20,201,930
31,391 Teradyne, Inc. 11,749,965
31,951,895
Software – 1.4%
93,571 Zoom Communications, Inc.* 9,505,878
48,044 Zscaler, Inc.* 6,713,188
16,219,066
Specialized REITs – 3.5%
130,704 Digital Realty Trust, Inc. REIT 24,833,760
519,162 VICI Properties, Inc. REIT 14,650,752
39,484,512
Specialty Retail – 2.8%
44,559 Burlington Stores, Inc.* 14,429,541
73,684 Ross Stores, Inc. 17,074,793
31,504,334
Technology Hardware, Storage & Peripherals – 5.7%
429,581 Hewlett Packard Enterprise Co. 18,489,166
11,538 Sandisk Corp.* 19,556,679
49,165 Western Digital Corp. 26,116,940
64,162,785
Trading Companies & Distributors – 3.7%
35,245 United Rentals, Inc. 35,092,389
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
5,676 W.W. Grainger, Inc. $ 7,005,546
42,097,935
TOTAL COMMON STOCKS
(Cost $900,147,858)
1,127,442,169
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
4,519,983 3.683% 4,519,983
(Cost $4,519,983)
TOTAL INVESTMENTS – 99.9%
(Cost $904,667,841)
$ 1,131,962,152
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,044,554
NET ASSETS – 100.0%
$ 1,133,006,706
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.6%
Aerospace & Defense – 2.8%
34,063 Ducommun, Inc.* $ 5,185,070
108,779 Mercury Systems, Inc.* 12,150,614
13,176 Moog, Inc., Class A 4,742,965
54,233 V2X, Inc.* 4,508,389
26,587,038
Automobile Components – 3.3%
223,102 Garrett Motion, Inc.
(Switzerland) 7,308,821
23,409 LCI Industries 2,552,049
51,840 Patrick Industries, Inc. 4,692,557
116,168 Phinia , Inc. 8,975,140
58,626 Visteon Corp. 6,934,870
30,463,437
Banks – 17.0%
267,869 Atlantic Union Bankshares Corp. 10,077,232
472,744 Banc of California, Inc. 9,086,140
142,088 Berkshire Hills Bancorp, Inc. 4,133,340
39,657 CoastalSouth Bancshares, Inc. 1,012,443
221,876 Columbia Banking System, Inc. 6,576,405
103,154 Community Financial System,
Inc. 6,564,720
280,195 ConnectOne Bancorp, Inc. 8,425,464
127,840 FB Financial Corp. 6,735,890
221,370 First Merchants Corp. 8,921,211
253,641 Glacier Bancorp, Inc. 12,060,629
50,555 Nicolet Bankshares , Inc. 7,091,350
416,551 Old Second Bancorp, Inc. 8,880,867
204,377 Origin Bancorp, Inc. 9,740,608
300,078 Renasant Corp. 12,219,176
277,800 Seacoast Banking Corp. of
Florida 8,420,118
67,476 SouthState Bank Corp. 6,393,351
105,060 UMB Financial Corp. 13,790,175
822,910 Valley National Bancorp 11,331,471
258,254 WesBanco , Inc. 8,948,501
160,409,091
Biotechnology – 4.5%
88,010 Alkermes PLC* 3,713,142
18,912 Apogee Therapeutics, Inc.* 1,553,432
27,423 CG oncology, Inc.* 1,708,179
95,653 Cytokinetics, Inc.* 7,342,324
39,836 Dianthus Therapeutics, Inc.* 3,705,146
76,733 Halozyme Therapeutics, Inc.* 5,105,814
65,948 Immunovant , Inc.* 2,196,068
7,610 Krystal Biotech, Inc.* 2,351,718
38,864 Mineralys Therapeutics, Inc.* 1,224,216
10,941 Praxis Precision Medicines, Inc.* 3,829,022
19,892 Protagonist Therapeutics, Inc.* 1,980,448
21,930 REVOLUTION Medicines, Inc.* 3,453,536
34,595 Spyre Therapeutics, Inc.* 2,542,732
41,031 Xenon Pharmaceuticals, Inc.
(Canada)* 2,245,627
42,951,404
Building Products – 0.5%
58,064 Griffon Corp. 5,108,471
Capital Markets – 2.4%
187,976 Lincoln International, Inc.* 4,289,612
Shares Description Value
Common Stocks – (continued)
Capital Markets – (continued)
88,308 Marex Group PLC (United
Kingdom) $ 4,675,026
467,601 Perella Weinberg Partners 8,024,033
73,095 Piper Sandler Cos. 5,731,379
22,720,050
Chemicals – 4.8%
40,416 Cabot Corp. 3,536,804
271,908 Ecovyst , Inc.* 3,586,466
172,393 Element Solutions, Inc. 7,314,635
111,089 HB Fuller Co. 7,118,583
128,834 Ingevity Corp.* 8,737,522
9,410 NewMarket Corp. 7,279,388
87,325 Solstice Advanced Materials, Inc. 7,355,385
44,928,783
Commercial Services & Supplies – 0.2%
118,978 BrightView Holdings, Inc.* 1,470,568
Communications Equipment – 1.1%
62,280 Digi International, Inc.* 4,160,304
71,933 Viasat , Inc.* 5,799,238
9,959,542
Construction & Engineering – 2.1%
75,350 Arcosa , Inc. 9,550,612
77,905 Centuri Holdings, Inc.* 2,394,800
52,039 Granite Construction, Inc. 7,121,017
19,066,429
Construction Materials – 0.1%
50,721 Suncrete , Inc., Class A* 904,863
Consumer Finance – 1.8%
80,594 Bread Financial Holdings, Inc. 7,178,508
25,293 Enova International, Inc.* 4,085,072
322,693 Jefferson Capital, Inc. 5,482,554
16,746,134
Consumer Staples Distribution & Retail – 0.4%
160,521 Yesway , Inc., Class A* 3,611,723
Containers & Packaging – 0.2%
31,062 Greif, Inc., Class A 1,967,156
Electric Utilities – 0.9%
63,319 IDACORP, Inc. 8,881,756
Electrical Equipment – 1.0%
32,163 Nextpower , Inc., Class A* 5,030,293
97,221 Sensata Technologies Holding
PLC 4,801,745
9,832,038
Electronic Equipment, Instruments & Components – 4.5%
15,839 Bel Fuse, Inc., Class B 4,348,122
176,845 Knowles Corp.* 6,615,772
19,910 Littelfuse , Inc. 9,295,382
200,761 Mirion Technologies, Inc.* 3,669,911
38,456 Rogers Corp.* 5,442,293
53,696 TTM Technologies, Inc.* 9,328,069
29,332 Vishay Precision Group, Inc.* 3,675,593
42,375,142

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy Equipment & Services – 3.4%
113,989 Flowco Holdings, Inc., Class A $ 2,666,203
59,863 Kodiak Gas Services, Inc. 4,001,842
280,390 Liberty Energy, Inc. 8,204,211
110,369 Noble Corp. PLC 5,129,951
127,227 Oceaneering International, Inc.* 4,863,888
143,386 Seadrill Ltd. (Norway)* 6,763,518
31,629,613
Entertainment – 0.7%
450,223 Lionsgate Studios Corp.* 6,460,700
Financial Services – 1.9%
73,438 Jackson Financial, Inc., Class A 7,572,192
156,720 NMI Holdings, Inc.* 5,626,248
58,223 PennyMac Financial Services,
Inc. 4,883,163
18,081,603
Food Products – 0.3%
77,423 Fresh Del Monte Produce, Inc. 2,488,375
Gas Utilities – 3.5%
45,462 Chesapeake Utilities Corp. 5,606,374
200,775 MDU Resources Group, Inc. 4,232,337
89,430 ONE Gas, Inc. 6,952,288
96,110 Southwest Gas Holdings, Inc. 8,285,643
103,727 Spire, Inc. 8,532,583
33,609,225
Ground Transportation – 1.2%
47,355 ArcBest Corp. 6,472,955
60,669 Knight-Swift Transportation
Holdings, Inc. 4,588,397
11,061,352
Health Care Equipment & Supplies – 1.1%
46,856 Globus Medical, Inc., Class A* 3,836,569
93,808 LivaNova PLC* 6,923,031
10,759,600
Health Care Providers & Services – 0.5%
138,586 Acadia Healthcare Co., Inc.* 3,215,195
230,544 Lumexa Imaging Holdings, Inc.* 1,793,633
5,008,828
Health Care REITs – 0.7%
241,238 Janus Living, Inc. REIT* 6,457,941
Hotel & Resort REITs – 0.6%
45,711 Ryman Hospitality Properties,
Inc. REIT 5,262,707
Hotels, Restaurants & Leisure – 1.1%
27,488 Brinker International, Inc.* 3,913,741
45,850 Churchill Downs, Inc. 3,998,579
76,956 Life Time Group Holdings, Inc.* 2,545,704
10,458,024
Household Durables – 2.2%
89,781 La-Z-Boy, Inc. 3,373,970
119,051 Meritage Homes Corp. 7,766,887
160,062 Taylor Morrison Home Corp.* 9,363,627
20,504,484
Shares Description Value
Common Stocks – (continued)
Household Products – 0.3%
34,754 Spectrum Brands Holdings, Inc. $ 2,734,792
Industrial REITs – 1.1%
164,808 Terreno Realty Corp. REIT 10,826,238
Insurance – 1.2%
220,928 Exzeo Group, Inc.* 3,059,853
24,212 HCI Group, Inc. 3,730,343
113,126 Skyward Specialty Insurance
Group, Inc.* 4,991,119
11,781,315
Leisure Products – 1.0%
406,478 Callaway Golf Co.* 6,259,761
47,645 Polaris, Inc. 3,362,308
9,622,069
Life Sciences Tools & Services – 0.7%
134,685 10X Genomics, Inc., Class A* 3,812,259
14,247 Charles River Laboratories
International, Inc.* 2,574,575
6,386,834
Machinery – 6.0%
20,058 Alamo Group, Inc. 3,022,941
170,348 Alliance Laundry Holdings, Inc.* 4,301,287
71,063 Atmus Filtration Technologies,
Inc. 3,324,327
13,755 ESCO Technologies, Inc. 4,015,084
290,191 Gates Industrial Corp. PLC* 7,521,751
70,226 Helios Technologies, Inc. 5,835,078
20,214 Proto Labs, Inc.* 1,531,413
15,173 SPX Technologies, Inc.* 3,287,382
34,085 Standex International Corp. 9,441,886
245,993 Terex Corp. 14,311,873
56,593,022
Metals & Mining – 3.7%
170,683 Commercial Metals Co. 12,980,442
177,248 Constellium SE* 6,072,517
202,548 Ryerson Holding Corp. 5,792,873
193,820 SSR Mining, Inc. (Canada)* 6,051,060
91,411 Worthington Steel, Inc. 3,856,630
34,753,522
Mortgage Real Estate Investment Trusts (REITs) – 1.0%
305,446 Blackstone Mortgage Trust, Inc.,
Class A REIT 5,583,553
394,871 Rithm Capital Corp. REIT 3,680,198
9,263,751
Multi-Utilities – 0.8%
97,417 Black Hills Corp. 7,093,906
Office REITs – 1.4%
405,189 COPT Defense Properties REIT 12,990,359
Oil, Gas & Consumable Fuels – 4.6%
151,910 California Resources Corp. 9,006,744
64,826 Chord Energy Corp. 8,548,605
33,126 Core Natural Resources, Inc. 2,929,663
257,836 DHT Holdings, Inc. 4,207,884
270,155 Magnolia Oil & Gas Corp.,
Class A 7,391,441

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
117,095 PBF Energy, Inc., Class A $ 4,765,766
81,146 Scorpio Tankers, Inc. (Monaco) 6,046,188
42,896,291
Passenger Airlines – 0.5%
52,583 SkyWest, Inc.* 4,503,734
Personal Care Products – 0.3%
172,018 Edgewell Personal Care Co. 3,013,755
Pharmaceuticals – 1.0%
97,359 Definium Therapeutics, Inc.* 2,355,114
19,562 Ligand Pharmaceuticals, Inc.* 4,537,602
47,300 Supernus Pharmaceuticals, Inc.* 2,184,314
9,077,030
Professional Services – 0.4%
179,838 Amentum Holdings, Inc.* 4,177,637
Real Estate Management & Development – 0.6%
202,117 Forestar Group, Inc.* 5,552,154
Residential REITs – 0.2%
104,655 UMH Properties, Inc. REIT 1,571,918
Retail REITs – 1.1%
273,972 InvenTrust Properties Corp.
REIT 9,076,693
61,084 Urban Edge Properties REIT 1,370,725
10,447,418
Semiconductors & Semiconductor Equipment – 5.1%
154,520 Allegro MicroSystems , Inc.
(Japan)* 7,396,872
58,008 Axcelis Technologies, Inc.* 8,724,983
130,889 Cohu , Inc.* 6,904,395
32,054 FormFactor , Inc.* 3,993,608
23,690 Onto Innovation, Inc.* 6,117,706
18,073 Semtech Corp.* 2,756,855
51,385 Synaptics , Inc.* 7,054,133
58,673 Ultra Clean Holdings, Inc.* 5,020,649
47,969,201
Specialized REITs – 1.0%
240,009 Four Corners Property Trust, Inc.
REIT 5,976,224
109,916 Smartstop Self Storage REIT,
Inc. REIT 3,434,875
9,411,099
Specialty Retail – 1.5%
70,921 Academy Sports & Outdoors,
Inc. 3,744,629
59,174 Advance Auto Parts, Inc. 3,564,642
32,290 Signet Jewelers Ltd. 2,821,823
50,439 Urban Outfitters, Inc.* 3,664,393
13,795,487
Textiles, Apparel & Luxury Goods – 0.8%
202,394 Capri Holdings Ltd.* 3,746,313
57,198 Kontoor Brands, Inc. 4,105,100
7,851,413
Shares Description Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.5%
34,571 Herc Holdings, Inc. $ 4,597,943
TOTAL COMMON STOCKS
(Cost $705,716,441)
936,676,965
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
1,320,116 3.683% 1,320,116
(Cost $1,320,116)
TOTAL INVESTMENTS – 99.7%
(Cost $707,036,557)
$ 937,997,081
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
2,646,725
NET ASSETS – 100.0%
$ 940,643,806
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.8%
Aerospace & Defense – 7.6%
23,232 Arxis , Inc., Class A* $ 1,043,814
13,472 ATI, Inc.* 2,359,756
6,874 BWX Technologies, Inc. 1,346,479
2,062 Curtiss-Wright Corp. 1,541,572
13,900 Karman Holdings, Inc.* 799,250
26,477 Leonardo DRS, Inc. 1,291,018
13,737 Mercury Systems, Inc.* 1,534,423
4,409 Moog, Inc., Class A 1,587,108
11,503,420
Automobile Components – 0.6%
10,464 Patrick Industries, Inc. 947,201
Banks – 7.5%
20,722 East West Bancorp, Inc. 2,539,274
65,807 First Horizon Corp. 1,594,504
18,604 Prosperity Bancshares, Inc. 1,282,932
15,569 SouthState Bank Corp. 1,475,163
13,739 UMB Financial Corp. 1,803,381
81,490 Valley National Bancorp 1,122,117
9,950 Wintrust Financial Corp. 1,494,788
11,312,159
Biotechnology – 4.5%
41,101 Alkermes PLC* 1,734,051
3,599 Ascendis Pharma A/S
(Denmark)* 806,572
9,732 Blueprint Medicines Corp.*
(a)
4,477
11,139 Cytokinetics, Inc.* 855,030
2,816 Madrigal Pharmaceuticals, Inc.* 1,400,312
6,757 Natera , Inc.* 1,509,311
5,519 Rhythm Pharmaceuticals, Inc.* 487,438
6,797,191
Capital Markets – 2.1%
4,305 Evercore, Inc., Class A 1,467,402
24,123 Stifel Financial Corp. 1,692,229
3,159,631
Chemicals – 3.3%
51,020 Element Solutions, Inc. 2,164,779
22,516 HB Fuller Co. 1,442,825
16,252 Solstice Advanced Materials, Inc. 1,368,906
4,976,510
Communications Equipment – 1.6%
2,761 Lumentum Holdings, Inc.* 2,360,544
Construction & Engineering – 1.2%
4,849 MasTec , Inc.* 1,834,716
Consumer Staples Distribution & Retail – 1.9%
10,907 BJ's Wholesale Club Holdings,
Inc.* 930,149
2,573 Casey's General Stores, Inc. 1,973,851
2,904,000
Containers & Packaging – 0.9%
13,856 Crown Holdings, Inc. 1,317,428
Electric Utilities – 1.0%
10,921 IDACORP, Inc. 1,531,889
Electrical Equipment – 4.3%
18,436 nVent Electric PLC 3,078,627
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – (continued)
10,938 Regal Rexnord Corp. $ 2,206,851
26,420 Sensata Technologies Holding
PLC 1,304,884
6,590,362
Electronic Equipment, Instruments & Components – 7.9%
27,758 Cognex Corp. 1,827,864
11,731 Coherent Corp.* 4,240,405
24,319 Flex Ltd.* 3,666,819
8,694 TD SYNNEX Corp. 2,271,568
12,006,656
Energy Equipment & Services – 1.8%
26,242 Archrock , Inc. 878,845
24,852 Liberty Energy, Inc. 727,169
16,374 TechnipFMC PLC (United
Kingdom) 1,120,309
2,726,323
Financial Services – 0.6%
36,167 MGIC Investment Corp. 912,132
Gas Utilities – 0.8%
14,656 Spire, Inc. 1,205,602
Ground Transportation – 2.3%
28,638 Knight-Swift Transportation
Holdings, Inc. 2,165,892
2,857 Saia, Inc.* 1,349,561
3,515,453
Health Care Equipment & Supplies – 1.4%
25,526 Globus Medical, Inc., Class A* 2,090,069
Health Care Providers & Services – 1.3%
9,959 Encompass Health Corp. 1,054,160
5,153 Ensign Group, Inc. (The) 863,901
1,918,061
Hotels, Restaurants & Leisure – 2.9%
10,821 Brinker International, Inc.* 1,540,694
7,635 Hyatt Hotels Corp., Class A 1,384,684
8,438 Texas Roadhouse, Inc. 1,524,071
4,449,449
Household Durables – 2.8%
5,260 Installed Building Products, Inc. 1,104,495
13,888 SharkNinja , Inc.* 1,692,808
10,514 Toll Brothers, Inc. 1,456,610
4,253,913
Insurance – 2.5%
11,315 American Financial Group, Inc. 1,468,687
6,940 Hanover Insurance Group, Inc.
(The) 1,292,228
3,639 RenaissanceRe Holdings Ltd.
(Bermuda) 1,020,194
3,781,109
IT Services – 0.8%
8,414 Akamai Technologies, Inc.* 1,258,229
Life Sciences Tools & Services – 1.9%
15,927 Bio-Techne Corp. 823,107

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
5,835 Charles River Laboratories
International, Inc.* $ 1,054,443
7,439 Repligen Corp.* 922,064
2,799,614
Machinery – 8.0%
27,614 Alliance Laundry Holdings, Inc.* 697,253
10,249 Crane Co. 1,875,567
24,872 Flowserve Corp. 1,878,085
8,764 Lincoln Electric Holdings, Inc. 2,265,406
5,114 Nordson Corp. 1,469,406
3,824 RBC Bearings, Inc.* 2,187,175
8,072 SPX Technologies, Inc.* 1,748,880
12,121,772
Metals & Mining – 2.2%
30,849 Coeur Mining, Inc. 596,003
14,448 Commercial Metals Co. 1,098,770
4,569 Reliance, Inc. 1,739,738
3,434,511
Multi-Utilities – 0.7%
24,255 NiSource, Inc. 1,121,066
Oil, Gas & Consumable Fuels – 2.4%
28,120 Magnolia Oil & Gas Corp.,
Class A 769,363
89,869 Permian Resources Corp., Class
A 1,728,181
30,309 Range Resources Corp. 1,180,536
3,678,080
Professional Services – 1.1%
3,249 CACI International, Inc., Class
A* 1,668,394
Real Estate Management & Development – 0.7%
3,925 Jones Lang LaSalle, Inc.* 1,108,067
Retail REITs – 0.9%
16,705 Regency Centers Corp. REIT 1,292,132
Semiconductors & Semiconductor Equipment – 9.9%
658 Cerebras Systems, Inc., Class A* 155,939
20,082 Lattice Semiconductor Corp.* 2,953,661
13,091 MACOM Technology Solutions
Holdings, Inc.* 4,773,502
3,635 Nova Ltd. (Israel)* 1,825,970
7,798 Onto Innovation, Inc.* 2,013,755
4,588 SiTime Corp.* 3,258,398
14,981,225
Software – 2.5%
9,180 Guidewire Software, Inc.* 1,401,510
1,616 HubSpot, Inc.* 356,538
16,894 Procore Technologies, Inc.* 836,084
9,086 PTC, Inc.* 1,260,501
3,854,633
Specialized REITs – 0.8%
31,833 CubeSmart REIT 1,273,320
Specialty Retail – 2.6%
10,149 Boot Barn Holdings, Inc.* 1,724,011
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
9,551 Five Below, Inc.* $ 2,171,515
3,895,526
Technology Hardware, Storage & Peripherals – 1.0%
19,856 Everpure , Inc., Class A* 1,578,751
Textiles, Apparel & Luxury Goods – 1.0%
40,912 Amer Sports, Inc. (Finland)* 1,455,649
Trading Companies & Distributors – 1.5%
7,650 Applied Industrial Technologies,
Inc. 2,324,146
TOTAL COMMON STOCKS
(Cost $106,188,515)
149,938,933
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
1,424,387 3.683% 1,424,387
(Cost $1,424,387)
TOTAL INVESTMENTS – 99.7%
(Cost $107,612,902)
$ 151,363,320
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
475,386
NET ASSETS – 100.0%
$ 151,838,706
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the net asset value
(“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’
shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the
Underlying Fund’s shareholder report at SEC.gov.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
(a)
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 11,251,595 $ — $ —
North America 427,067,989 — —
Oceania 5,394,611 — —
Investment Company 1,110 — —
Securities Lending Reinvestment Vehicle 3,752,885 — —
Total
$ 447,468,190 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,166,206 $ — $ —
North America 453,191,130 — —
Investment Company 2,503,832 — —
Total
$ 456,861,168 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,325,569 $ — $ —
Europe 26,616,608 — —
North America 1,095,499,992 — —
Investment Company 4,519,983 — —
Total
$ 1,131,962,152 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 7,396,872 $ — $ —
Europe 24,793,553 — —
North America 904,486,540 — —
Investment Company 1,320,116 — —
Total
$ 937,997,081 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,825,970 $ — $ —
Europe 3,382,530 — —
North America 144,725,956 — 4,477
Investment Company 1,424,387 — —
Total
$ 151,358,843 $ — $ 4,477
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk
—
Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)